Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LKCM Funds
Entity Central Index Key	0000918942
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
LKCM Small Cap Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM Small Cap Equity Fund
Class Name	LKCM Small Cap Equity Fund
Trading Symbol	LKSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM Small Cap Equity Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small Cap Equity Fund	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Fund returned 15.45% for the year  ended December 31, 2024. The Fund’s benchmark, the Russell 2000® Index, returned 11.54% for the year ended December 31, 2024.
• Moderating inflation, strong corporate earnings growth, expectations for interest rate cuts and other factors contributed to strong performance in the overall equity markets and benefited the Fund.
• Stock selection decisions in the Energy, Financials and Consumer Staples sectors were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight positions in the Healthcare and Real Estate sectors and overweight position in the Industrials sector also contributed to the Fund’s relative performance.
• The Fund benefited from a bias towards growth-oriented companies during the year.
• Stock selection decisions in the Healthcare and Industrials sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s overweight positions in the Energy and Materials sectors also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Small Cap Equity Fund	15.45	11.21	9.04
Russell 3000® Index **	23.81	13.86	12.55
Russell 2000® Index	11.54	7.40	7.82
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/ for more recent performance information.
Net Assets	$ 283,014,030
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 1,814,814
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$283,014,030
Number of Holdings	75
Net Advisory Fee	$1,814,814
Portfolio Turnover	29%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	19.9%
Industrials	19.2%
Information Technology	15.1%
Consumer Discretionary	11.2%
Health Care	10.3%
Energy	6.2%
Consumer Staples	5.8%
Materials	5.3%
Communication Services	3.1%
Cash & Other	2.4%
Real Estate	1.5%

Top 10 Issuers	(% of Net Assets)
Primo Brands Corp.	2.4%
ESAB Corp.	2.3%
Q2 Holdings, Inc.	2.2%
Altair Engineering, Inc. - Class A	2.2%
Tower Semiconductor Ltd.	2.2%
Hawkins, Inc.	2.1%
Palomar Holdings, Inc.	2.1%
BellRing Brands, Inc.	2.0%
Piper Sandler Cos.	1.9%
Pinnacle Financial Partners Inc.	1.9%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/.
LKCM Small-Mid Cap Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM Small-Mid Cap Equity Fund
Class Name	LKCM Small-Mid Cap Equity Fund
Trading Symbol	LKSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM Small-Mid Cap Equity Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small-Mid Cap Equity Fund	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Fund returned 15.64% for the year  ended December 31, 2024.  The Fund’s benchmark, the Russell 2500® Index, returned 12.00% for the year ended December 31, 2024.
• Moderating inflation, strong corporate earnings growth, expectations for interest rate cuts and other factors contributed to strong performance in the overall equity markets and benefited the Fund.
• Stock selection decisions in the Information Technology and Industrials sectors were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight position in the Healthcare sector and overweight positions in the Industrials and Financials sectors also contributed to the Fund’s relative performance.
• Stock selection decisions in the Consumer Staples and Real Estate sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s underweight position in the Utilities sector also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Small-Mid Cap Equity Fund	15.64	11.29	9.70
Russell 3000® Index**	23.81	13.86	12.55
Russell 2500® Index	12.00	8.77	8.85
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/ for more recent performance information.
Net Assets	$ 39,019,871
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 118,002
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$39,019,871
Number of Holdings	54
Net Advisory Fee	$118,002
Portfolio Turnover	31%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Industrials	26.4%
Financials	21.0%
Information Technology	14.1%
Consumer Discretionary	9.9%
Health Care	8.8%
Cash & Other	5.4%
Real Estate	3.9%
Materials	3.6%
Energy	3.3%
Consumer Staples	2.4%
Communication Services	1.2%

Top 10 Issuers	(% of Net Assets)
Q2 Holdings, Inc.	4.8%
Axon Enterprise, Inc.	2.9%
Palomar Holdings, Inc.	2.7%
Twilio Inc. - Class A	2.6%
Natera, Inc.	2.6%
Tower Semiconductor Ltd.	2.6%
CBIZ, Inc.	2.5%
Goosehead Insurance, Inc. - Class A	2.4%
LPL Financial Holdings, Inc.	2.3%
MSILF Government Portfolio	2.3%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/.
LKCM Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM Equity Fund
Class Name	LKCM Equity Fund
Trading Symbol	LKEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM Equity Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Equity Fund	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Equity Fund returned 14.44% for the year  ended December 31, 2024. The Fund’s benchmark, the S&P 500® Index, returned 25.02% for the year ended December 31, 2024.
• Moderating inflation, strong corporate earnings growth, expectations for interest rate cuts and other factors contributed to strong performance in the overall equity markets and benefited the Fund.
• The Fund’s investment strategy focuses on portfolio diversification and therefore was underweight the relative small number of technology-related companies that drove the majority of the benchmark’s performance.
• Stock selection decisions in the Industrials sector were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight position in the Real Estate sector also contributed to the Fund’s relative performance.
• Stock selection decisions in the Information Technology, Healthcare and Consumer Discretionary sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s overweight positions in the Materials and Industrials sectors and underweight position in the Consumer Discretionary sector detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Equity Fund	14.44	10.40	10.44
S&P 500® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/ for more recent performance information.
Net Assets	$ 508,483,159
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 2,662,788
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$508,483,159
Number of Holdings	55
Net Advisory Fee	$2,662,788
Portfolio Turnover	9%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	25.4%
Industrials	23.8%
Health Care	11.9%
Consumer Discretionary	7.5%
Materials	6.8%
Financials	6.6%
Energy	6.6%
Communication Services	4.1%
Consumer Staples	4.0%
Cash & Other	3.3%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	6.6%
Apple Inc.	4.7%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	4.0%
Oracle Corp.	3.9%
Waste Connections, Inc.	3.0%
FTAI Aviation Ltd.	2.7%
Ecolab, Inc.	2.5%
Trimble, Inc.	2.4%
JPMorgan Chase & Co.	2.4%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/.
LKCM Balanced Fund
Shareholder Report [Line Items]
Fund Name	LKCM Balanced Fund
Class Name	LKCM Balanced Fund
Trading Symbol	LKBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM Balanced Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Balanced Fund	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Fund returned 10.99% for the year  ended December 31, 2024. One of the Fund’s benchmarks, the S&P 500® Index, returned 25.02% for the year ended December 31, 2024. The Fund’s other benchmark, the Bloomberg Intermediate Government/Credit Bond Index, returned 3.00% for the year ended December 31, 2024.
• Moderating inflation, strong corporate earnings growth, expectations for interest rate cuts and other factors contributed to strong performance in the overall equity markets and benefited the Fund.
• The Fund’s investment strategy for its equity portfolio focuses on portfolio diversification and therefore was underweight the relative small number of technology-related companies that drove the majority of the benchmark’s performance.
• Stock selection decisions in the Energy and Materials sectors were the largest contributors to the performance of the Fund’s equity portfolio.
• The Fund’s underweight position in the Real Estate sector also contributed to the performance of the Fund’s equity portfolio.
• Stock selection decisions in the Information Technology, Industrials and Healthcare sectors were the largest detractors from the performance of the Fund’s equity portfolio.
• The Fund’s overweight positions in the Materials and Energy sectors and underweight position in the Information Technology sector also detracted from the performance of the Fund’s equity portfolio.
• The Fund’s fixed income portfolio outperformed and benefited from a focus on corporate bonds with the intermediate-term maturities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Balanced Fund	10.99	6.86	7.58
S&P 500® Index	25.02	14.53	13.10
Bloomberg Intermediate Government/Credit Bond Index	3.00	0.86	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/ for more recent performance information.
Net Assets	$ 114,922,770
Holdings Count | $ / shares	141
Advisory Fees Paid, Amount	$ 502,832
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$114,922,770
Number of Holdings	141
Net Advisory Fee	$502,832
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors (% of Net Assets)
Information Technology	21.7%
Industrials	14.6%
Health Care	11.4%
Financials	9.9%
Consumer Staples	9.3%
Energy	8.8%
Communication Services	7.4%
Materials	7.2%
Consumer Discretionary	6.8%
Cash & Other	2.9%

Security Type (% of Net Assets)
Common Stocks	69.5%
Corporate Bonds	29.8%
Cash & Other	0.7%

Top 10 Issuers (% of Net Assets)
Apple Inc.	3.5%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc.	2.8%
NVIDIA Corp.	2.7%
Microsoft Corp.	2.7%
Oracle Corp.	2.6%
Alphabet Inc. - Class C	2.3%
Home Depot, Inc.	2.1%
Cullen/Frost Bankers, Inc.	1.8%
Waste Management, Inc.	1.8%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/.
LKCM Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	LKCM Fixed Income Fund
Class Name	LKCM Fixed Income Fund
Trading Symbol	LKFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM Fixed Income Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Fixed Income Fund	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Fund returned 3.06% for the year  ended December 31, 2024. The Fund’s benchmark, the Bloomberg Intermediate Government/Credit Bond Index, returned 3.00% for the year ended December 31, 2024.
• The U.S. Treasury curve steepened with yields on longer-dated issues increasing substantially and yields on shorter-dated issues declining as the Federal Reserve cut the Federal funds rate by 1.00%.
• The Fund benefited from having a shorter average duration (3.5 years) relative to the benchmark (3.7 years).
• The Fund’s relative performance benefited from an overweight position in high-quality corporate bonds, as corporate bonds outperformed U.S. Treasuries and Government Agency issues during the year as credit spreads tightened substantially.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Fixed Income Fund	3.06	0.95	1.72
Bloomberg U.S. Aggregate Bond Index **	1.25	-0.33	1.35
Bloomberg Intermediate Government/Credit Bond Index	3.00	0.86	1.71
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/ for more recent performance information.
Net Assets	$ 277,122,376
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 529,058
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$277,122,376
Number of Holdings	94
Net Advisory Fee	$529,058
Portfolio Turnover	25%
Effective Duration	3.49 years
30-Day SEC Yield	4.07%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
U.S. Government Sponsored Entities	22.2%
Industrials	12.0%
Health Care	11.5%
Government Bonds	10.9%
Information Technology	10.7%
Energy	9.1%
Consumer Discretionary	5.1%
Communication Services	5.1%
Financials	4.3%
Cash & Other	4.2%
Real Estate	2.5%
Materials	2.4%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond, 4.13%, 11/15/32	3.0%
Intuit Inc., 5.20%, 09/15/33	2.7%
Emerson Electric Co., 3.15%, 06/01/25	2.7%
Kinder Morgan Inc., 5.20%, 06/01/33	2.6%
L3Harris Technologies Inc., 5.40%, 07/31/33	2.0%
Danaher Corp., 3.35%, 09/15/25	2.0%
Trimble Inc., 6.10%, 03/15/33	1.9%
ONEOK Inc., 6.05%, 09/01/33	1.9%
Tractor Supply Co., 5.25%, 05/15/33	1.8%
Federal Home Loan Banks, 4.00%, 04/14/25	1.8%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/.
LKCM International Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM International Equity Fund
Class Name	LKCM International Equity Fund
Trading Symbol	LKINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM International Equity Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM International Equity Fund	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Fund returned 4.83% for the year ended  December 31, 2024. The Fund’s benchmark, the MSCI/EAFE® Index, returned 4.35% for the year ended December 31, 2024.
• International equity markets continued to be more cyclically challenged than United States equity markets during the year.
• Stock selection decisions in the Materials, Energy and Financials sectors were the largest contributors to the Fund’s relative performance.
• The Fund’s overweight position in the Industrials sector and underweight positions in the Utilities and Healthcare sectors also contributed to the Fund’s relative performance.
• Stock selection decisions in the Industrials and Healthcare sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s underweight position in the Financials sector and overweight position in the Energy sector also detracted from the Fund’s relative performance.
• The Fund’s tilt towards growth-oriented companies was a modest detractor from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/01/2019)
LKCM International Equity Fund	4.83	5.49	6.43
MSCI/EAFE® Index	4.35	5.24	6.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/ for more recent performance information.
Net Assets	$ 60,328,858
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 324,873
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$60,328,858
Number of Holdings	49
Net Advisory Fee	$324,873
Portfolio Turnover	17%

Holdings [Text Block]

Top Sectors (% of Net Assets)
Industrials	21.2%
Financials	20.2%
Information Technology	12.8%
Consumer Discretionary	10.9%
Health Care	9.0%
Consumer Staples	7.6%
Energy	6.2%
Materials	6.0%
Communication Services	4.8%
Cash & Other	1.3%

Top 10 Issuers (% of Net Assets)
Deutsche Telekom AG	2.9%
Barclays PLC	2.8%
SAP SE	2.8%
Euronext NV	2.8%
Lonza Group AG	2.7%
Air Liquide SA	2.7%
Alcon AG	2.7%
Sage Group PLC	2.6%
Unilever PLC	2.6%
Fluidra SA	2.6%

Top Ten Countries (% of Net Assets)
United Kingdom	25.8%
Germany	13.6%
France	13.0%
Netherlands	10.0%
Switzerland	9.6%
Canada	6.4%
Japan	4.4%
Australia	3.7%
Spain	2.6%
United States	2.6%

Updated Prospectus Web Address	https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/.
LKCM Aquinas Catholic Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM Aquinas Catholic Equity Fund
Class Name	LKCM Aquinas Catholic Equity Fund
Trading Symbol	AQEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LKCM Aquinas Catholic Equity Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aquinasfunds.com/applications-documents/. You can also request this information by contacting us at 1-800-423-6369.
Additional Information Phone Number	1-800-423-6369.
Additional Information Website	https://www.aquinasfunds.com/applications-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Aquinas Catholic Equity Fund	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Fund returned 13.37% for the year  ended December 31, 2024. The Fund’s benchmark, the S&P 500® Index, returned 25.02% for the year ended December 31, 2024.
• Moderating inflation, strong corporate earnings growth, expectations for interest rate cuts and other factors contributed to strong performance in the overall equity markets and benefited the Fund.
• The Fund’s investment strategy focuses on portfolio diversification and therefore was underweight the relative small number of technology-related companies that drove the majority of the benchmark’s performance.
• Stock selection decisions in the Materials, Energy and Financials sectors were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight positions in the Healthcare and Real Estate sectors also contributed to the Fund’s relative performance.
• Stock selection decisions in the Information Technology, Consumer Staples, Consumer Discretionary and Industrials sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s overweight positions in the Materials and Energy sectors and underweight position in the Communication Services sector also detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Aquinas Catholic Equity Fund	13.37	10.51	9.80
S&P 500® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
Updated Performance Information Location [Text Block]	Visit https://www.aquinasfunds.com/applications-documents/ for more recent performance information.
Net Assets	$ 60,109,295
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 258,774
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$60,109,295
Number of Holdings	44
Net Advisory Fee	$258,774
Portfolio Turnover	11%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	31.0%
Industrials	13.2%
Materials	12.0%
Consumer Discretionary	10.4%
Energy	8.5%
Health Care	7.9%
Consumer Staples	5.5%
Communication Services	4.9%
Financials	4.3%
Cash & Other	2.3%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	5.1%
Alphabet, Inc. - Class A	4.9%
Microsoft Corp.	4.6%
Oracle Corp.	4.2%
Apple Inc.	3.7%
Roper Technologies, Inc.	3.5%
Stryker Corp.	3.3%
Trimble, Inc.	2.9%
Amazon.com, Inc.	2.9%
Sherwin-Williams Co.	2.8%

Updated Prospectus Web Address	https://www.aquinasfunds.com/applications-documents/.

[1]
**	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.

[2]
**	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.

[3]
**	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.